Pensions and Other Postretirement Benefits (Obligations and Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Change in discount rate	0.55%	(0.67%)
Pensions [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 18,609	$ 17,275
Amendments	0	0
Interest cost	532	596	$ 568
Actuarial loss (gain) on projected benefit obligation	1,208	1,611
Current service cost	175	143	170
Plan participants' contributions	59	64
Foreign currency changes	(7)	(15)
Benefit payments, settlements and transfers	(1,077)	(1,065)
Projected benefit obligation at end of year	19,499	18,609	17,275
Component representing future salary increases	(271)	(253)
Accumulated benefit obligation at end of year	19,228	18,356
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	18,424	17,244
Employer contributions	93	105
Plan participants' contributions	59	64
Foreign currency changes	(6)	(11)
Actual return on plan assets	2,230	2,087
Benefit payments, settlements and transfers	(1,077)	(1,065)
Fair value of plan assets at end of year	19,723	18,424	17,244
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year	224	(185)
Other postretirement benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	227	247
Amendments	0	0
Interest cost	6	8	9
Actuarial loss (gain) on projected benefit obligation	9	(9)
Current service cost	2	2	2
Plan participants' contributions		0
Foreign currency changes	0	(3)
Benefit payments, settlements and transfers	(16)	(18)
Projected benefit obligation at end of year	228	227	247
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	228	227
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year	(228)	(227)
CN Pension Plan [Member] | Pensions [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	17,252
Projected benefit obligation at end of year	18,075	17,252
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	17,523
Fair value of plan assets at end of year	$ 18,774	$ 17,523